Income Taxes - Net Operating Loss Carryforwards (Details) - Foreign $ in Millions	Dec. 31, 2017 USD ($)
Net operating loss carryforwards
Non-U.S. net operating loss carryforwards	$ 794
Net operating loss carryforwards, indefinite carry forward period	557
Net operating loss carryforwards, subject to expiration	$ 237